Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Parenthetical) (Detail) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Class A Voting Ordinary Shares [Member]
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	656,508,828	656,508,828
Common stock, shares issued	201,304,881	200,711,030
Common stock, shares outstanding	189,514,026	190,238,854
Class B Voting Ordinary Shares [Member]
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	63,491,172	63,491,172
Common stock, shares issued	63,491,172	63,491,172
Common stock, shares outstanding	63,491,172	63,491,172
Parent Company [Member] | Class A Voting Ordinary Shares [Member]
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	656,508,828	656,508,828
Common stock, shares issued	201,304,811	200,711,030
Common stock, shares outstanding	189,514,026	190,238,854
Parent Company [Member] | Class B Voting Ordinary Shares [Member]
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	63,491,172	63,491,172
Common stock, shares issued	63,491,172	63,491,172
Common stock, shares outstanding	63,491,172	63,491,172